Expense Example - AMG GW&K Municipal Bond Fund	Apr. 24, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	561
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	$ 949